Summary of Significant Accounting Policies - Summary of Reconciliation of Operating Profit (Loss) from Segments to Consolidated (Detail) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total segments expenses	$ (14,298,925)		$ (2,805,955)	$ (33,830,890)	$ (6,636,418)	$ (13,279,780)	$ (8,358,043)	$ (5,947,294)
Selling, general and administrative	(6,845,045)		(939,106)	(23,892,011)	(3,265,612)	(4,898,942)	(1,233,876)	(1,739,815)
Loss from operations	(38,568,200)		(3,745,061)	(162,499,131)	(9,902,030)	(18,178,722)	(9,591,919)	(7,687,109)
Selling, general and administrative/New Warrants expenses		$ (24,269,275)	(939,106)	(128,668,241)	(3,265,612)
Financial and foreign exchange gain, net	2,028,854		(14,041)	3,015,420	(57,914)	(77,147)	(34,023)	1,590
Loss before income taxes	(36,254,346)		(3,759,102)	(153,356,211)	(9,959,944)	(18,255,869)	(9,625,942)	(7,685,519)
eVTOL [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total segments expenses	(12,297,904)		(2,791,242)	(28,183,054)	(6,182,696)	(11,207,794)	(7,583,456)	(5,255,068)
UATM [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total segments expenses	(1,524,028)		(14,713)	(4,299,873)	(453,722)	$ (2,071,986)	$ (774,587)	$ (692,226)
Service Support [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total segments expenses	$ (476,993)		$ 0	$ (1,347,963)	$ 0